SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
A summary of the Company's stock option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2018		2017		2016
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	2,189,297	$7.63	1,959,014	$8.24	2,811,966	$10.70
Granted	62,200	$5.91	676,550	$4.93	643,697	$4.99
Forfeited	(414,617)	$9.79	(346,750)	$7.01	(1,358,492)	$12.41
Exercised	(100,737)	$4.07	(99,517)	$3.56	(138,157)	$1.75

Outstanding at end of year	1,736,143	$7.26	2,189,297	$7.63	1,959,014	$8.24

Exercisable at end of year	1,281,665	$8.02	1,274,649	$9.26	1,072,658	$9.87

Vested and expected to vest	1,464,802	$7.65	1,607,782	$8.44	1,407,930	$9.04

Schedule of Stock Options Outstanding
The options outstanding as of December 31, 2018, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2018	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2018
		Years

$23.31-27.58	73,000	3.50	73,000
$15.43-17.07	54,936	2.96	54,936
$10.16-14.68	179,250	4.72	179,250
$5.01-9.13	605,416	3.81	477,222
$0.1-4.95	823,541	4.42	497,257

	1,736,143		1,281,665

Summary of Restricted Stock Unit Activity
The following provides a summary of the restricted stock unit activity for the Company for the two years ended December 31, 2018:

	Year ended December 31,
	2018		2017
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	713,090	$6.04	592,126	$6.53
Granted	996,200	$5.54	612,173	$5.00
Vested	(312,201)	$5.72	(326,026)	$6.48
Forfeited	(145,058)	$5.01	(165,183)	$6.04

Unvested at end of year	1,252,031	$5.45	713,090	$6.04